Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond Fund
May 31, 2024
SCB-NPRT3-0724
1.9904883.102
Corporate Bonds - 37.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		4,000	3,042
3.375% 8/15/26		28,000	17,918
			20,960
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,813

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		3,000	3,072
Wolfspeed, Inc. 1.875% 12/1/29		14,000	7,784
			10,856
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		2,000	1,947
4.375% 3/15/27(b)		2,000	1,966
			3,913
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		3,000	2,488
Redfin Corp. 0.5% 4/1/27		18,000	9,900
			12,388
TOTAL REAL ESTATE			16,301

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,091

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		5,000	4,538
Sunnova Energy International, Inc. 0.25% 12/1/26		4,000	1,744
			6,282
TOTAL UTILITIES			9,373

TOTAL CONVERTIBLE BONDS			60,303
Nonconvertible Bonds - 37.1%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 7/15/29 (b)		24,000	16,096
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		3,000	2,834
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,348
IHS Holding Ltd.:
5.625% 11/29/26(b)		1,000	946
6.25% 11/29/28(b)		1,000	894
Iliad Holding SAS 8.5% 4/15/31 (b)		15,000	15,189
Level 3 Financing, Inc.:
4% 4/15/31(b)		17,000	9,285
11% 11/15/29(b)		2,061	2,113
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		3,000	1,980
TELUS Corp. 3.4% 5/13/32		130,000	112,455
Verizon Communications, Inc. 5.05% 5/9/33		250,000	245,985
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		2,000	1,560
			419,685
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31		140,000	121,513

Media - 1.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		10,000	8,999
Altice Financing SA 5.75% 8/15/29 (b)		15,000	11,135
Altice France Holding SA:
6% 2/15/28(b)		12,000	3,735
10.5% 5/15/27(b)		1,000	370
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		27,000	20,117
4.75% 2/1/32(b)		26,000	20,936
5.5% 5/1/26(b)		12,000	11,851
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29		10,000	9,582
6.1% 6/1/29		22,000	22,024
6.55% 6/1/34		12,000	12,024
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		8,000	7,558
7.5% 6/1/29(b)		2,000	1,642
7.875% 4/1/30(b)		5,000	4,973
9% 9/15/28(b)		15,000	15,612
CSC Holdings LLC:
3.375% 2/15/31(b)		20,000	11,712
4.625% 12/1/30(b)		15,000	6,307
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		12,000	11,268
DISH DBS Corp. 5.75% 12/1/28 (b)		6,000	4,180
DISH Network Corp. 11.75% 11/15/27 (b)		8,000	8,027
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		5,000	4,709
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,167
Univision Communications, Inc.:
7.375% 6/30/30(b)		15,000	14,214
8% 8/15/28(b)		5,000	4,925
8.5% 7/31/31(b)(c)		5,000	4,917
Warnermedia Holdings, Inc.:
4.279% 3/15/32		135,000	118,153
5.141% 3/15/52		141,000	111,307
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,907
			460,351
Wireless Telecommunication Services - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)		2,000	1,947
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		15,000	14,302
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,000	3,421
			19,670
TOTAL COMMUNICATION SERVICES			1,021,219

CONSUMER DISCRETIONARY - 2.9%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		9,000	6,988
Macquarie AirFinance Holdings:
6.5% 3/26/31(b)		10,000	10,154
8.375% 5/1/28(b)		5,000	5,258
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		1,000	985
6.75% 4/23/30(b)		5,000	5,060
			28,445
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	39,651
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,452
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)		21,000	20,645
			63,748
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		3,000	2,923
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		4,000	3,852
Nordstrom, Inc. 4.375% 4/1/30		8,000	7,274
			14,049
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		11,000	10,946
Sotheby's 7.375% 10/15/27 (b)		10,000	8,704
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,818
			24,468
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc. 5% 2/1/28 (b)		5,000	4,781
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		10,000	9,049
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		26,000	22,050
5.875% 4/1/29(b)		5,000	4,957
6.125% 4/1/32(b)		5,000	4,943
Life Time, Inc.:
5.75% 1/15/26(b)		11,000	10,937
8% 4/15/26(b)		24,000	24,162
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		14,000	13,180
Royal Caribbean Cruises Ltd. 6.25% 3/15/32 (b)		7,000	6,968
Station Casinos LLC 6.625% 3/15/32 (b)		5,000	4,908
Yum! Brands, Inc. 4.625% 1/31/32		14,000	12,752
			118,687
Household Durables - 0.0%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	4,991
Landsea Homes Corp. 8.875% 4/1/29 (b)		2,000	1,939
TRI Pointe Homes, Inc.:
5.25% 6/1/27		4,000	3,880
5.7% 6/15/28		2,000	1,955
			12,765
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		11,000	10,959

Specialty Retail - 1.6%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	3,400
Bath & Body Works, Inc.:
6.75% 7/1/36		9,000	8,956
6.95% 3/1/33		8,000	7,802
Carvana Co.:
4.875% 9/1/29(b)		5,000	3,500
5.625% 10/1/25(b)		7,000	6,753
12% 12/1/28 pay-in-kind(b)(d)		4,218	4,409
13% 6/1/30 pay-in-kind(b)(d)		3,177	3,270
14% 6/1/31 pay-in-kind(b)(d)		6,382	6,725
Champions Financing, Inc. 8.75% 2/15/29 (b)		5,000	5,140
LBM Acquisition LLC 6.25% 1/15/29 (b)		12,000	10,836
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	117,571
4.25% 4/1/52		130,000	102,125
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	19,467
Sally Holdings LLC 6.75% 3/1/32		5,000	4,905
Staples, Inc.:
7.5% 4/15/26(b)		9,000	8,998
10.75% 4/15/27(b)		6,000	5,342
10.75% 9/1/29(b)(c)		5,000	4,838
The Home Depot, Inc. 3.25% 4/15/32		130,000	114,570
TJX Companies, Inc. 3.875% 4/15/30		120,000	113,190
			551,797
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. 4.125% 8/15/31 (b)		13,000	11,306
Tapestry, Inc.:
3.05% 3/15/32		140,000	112,565
7% 11/27/26		11,000	11,294
7.05% 11/27/25		4,000	4,066
7.35% 11/27/28		18,000	18,640
7.7% 11/27/30		19,000	19,852
7.85% 11/27/33		19,000	20,028
			197,751
TOTAL CONSUMER DISCRETIONARY			1,022,669

CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	11,088

Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		6,000	5,612
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	107,035
C&S Group Enterprises LLC 5% 12/15/28 (b)		4,000	2,956
KeHE Distributor / Nextwave 9% 2/15/29 (b)		9,000	9,116
Performance Food Group, Inc. 4.25% 8/1/29 (b)		6,000	5,452
Sigma Holdco BV 7.875% 5/15/26 (b)		6,000	5,835
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,346
			143,352
Food Products - 0.8%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,888
General Mills, Inc. 2.25% 10/14/31		290,000	237,813
Post Holdings, Inc.:
4.5% 9/15/31(b)		10,000	8,851
4.625% 4/15/30(b)		6,000	5,448
6.25% 2/15/32(b)		5,000	4,970
			261,970
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	100,000	107,856

TOTAL CONSUMER STAPLES			524,266

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,861
CGG SA 8.75% 4/1/27 (b)		19,000	18,197
Oceaneering International, Inc. 6% 2/1/28		14,000	13,794
Vallourec SA 7.5% 4/15/32 (b)		10,000	10,290
			54,142
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp.:
7.125% 2/1/26(b)		26,000	26,131
8.25% 6/15/29(b)(c)		5,000	5,008
Canacol Energy Ltd. 5.75% 11/24/28 (b)		10,000	5,247
CNX Midstream Partners LP 4.75% 4/15/30 (b)		7,000	6,296
CNX Resources Corp.:
6% 1/15/29(b)		6,000	5,855
7.25% 3/1/32(b)		5,000	5,069
7.375% 1/15/31(b)		5,000	5,088
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		5,000	5,137
CVR Energy, Inc. 5.75% 2/15/28 (b)		6,000	5,538
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		3,000	3,068
EG Global Finance PLC 12% 11/30/28 (b)		17,000	17,607
Energean PLC 6.5% 4/30/27 (b)		10,000	9,425
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		11,000	10,831
Golar LNG Ltd. 7% 10/20/25 (b)		4,000	3,967
Harbour Energy PLC 5.5% 10/15/26 (b)		3,000	2,936
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		2,000	1,898
7.75% 5/1/27(b)		1,000	974
MEG Energy Corp. 5.875% 2/1/29 (b)		35,000	33,969
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,339
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		28,000	26,355
8.75% 3/15/29(b)		7,000	6,719
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		10,000	10,167
Permian Resources Operating LLC 5.875% 7/1/29 (b)		10,000	9,763
Prairie Acquiror LP 9% 8/1/29 (b)		5,000	5,138
Southwestern Energy Co. 5.375% 3/15/30		6,000	5,771
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		28,000	25,694
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		12,000	11,750
Tullow Oil PLC 7% 3/1/25 (b)		2,000	1,933
			261,673
TOTAL ENERGY			315,815

FINANCIALS - 10.8%
Banks - 6.2%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	104,713
Bank of America Corp.:
2.456% 10/22/25(d)		260,000	256,636
2.687% 4/22/32(d)		70,000	58,830
5.015% 7/22/33(d)		168,000	163,686
6.204% 11/10/28(d)		50,000	51,422
BNP Paribas SA 4.042% 1/10/32 (Reg. S) (d)	EUR	100,000	108,454
Citigroup, Inc.:
2.014% 1/25/26(d)		260,000	253,688
4.91% 5/24/33(d)		90,000	86,307
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		11,000	10,337
6% 4/15/25(b)		12,000	11,938
8% 6/15/27(b)		5,000	5,190
ING Groep NV:
1.4% 7/1/26(b)(d)		200,000	190,976
4.5% 5/23/29 (Reg. S)(d)	EUR	100,000	110,797
JPMorgan Chase & Co.:
0.768% 8/9/25(d)		260,000	257,527
2.963% 1/25/33(d)		70,000	59,309
4.586% 4/26/33(d)		142,000	134,415
4.912% 7/25/33(d)		28,000	27,135
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (d)	GBP	100,000	114,029
Nordea Bank Abp 3.625% 3/15/34 (Reg. S)	EUR	100,000	107,073
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(d)		35,000	34,820
6.499% 3/9/29(d)		27,000	27,528
UniCredit SpA:
5.459% 6/30/35(b)(d)		1,000	939
5.861% 6/19/32(b)(d)		4,000	3,917
Western Alliance Bancorp. 3% 6/15/31 (d)		9,000	8,055
			2,187,721
Capital Markets - 2.0%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,970
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	3,976
Goldman Sachs Group, Inc.:
3.102% 2/24/33(d)		109,000	92,509
3.615% 3/15/28(d)		130,000	123,978
Morgan Stanley:
0.864% 10/21/25(d)		270,000	264,809
2.943% 1/21/33(d)		70,000	58,954
4.889% 7/20/33(d)		68,000	65,158
State Street Corp. 3.031% 11/1/34 (d)		130,000	113,993
			728,347
Consumer Finance - 0.5%
Ally Financial, Inc.:
2.2% 11/2/28		140,000	120,719
5.75% 11/20/25		5,000	4,977
Encore Capital Group, Inc. 8.5% 5/15/30 (b)		5,000	5,005
OneMain Finance Corp.:
3.875% 9/15/28		31,000	27,575
9% 1/15/29		5,000	5,249
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	4,944
SLM Corp. 4.2% 10/29/25		6,000	5,842
			174,311
Financial Services - 0.2%
Block, Inc.:
3.5% 6/1/31		42,000	35,975
6.5% 5/15/32(b)		5,000	5,046
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,038
7.75% 5/15/26(b)		5,000	5,095
8% 2/15/27(b)		15,000	15,435
8% 6/15/28(b)		5,000	5,177
Gn Bondco LLC 9.5% 10/15/31 (b)		4,000	3,644
			75,410
Insurance - 1.8%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	181,040
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	182,765
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	173,150
Swiss Re Finance Luxembourg SA 2.534% 4/30/50 (Reg. S) (d)	EUR	100,000	98,740
			635,695
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		2,000	1,982
8% 4/1/29(b)		5,000	4,866
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		7,000	6,873
7.25% 4/1/29(b)		10,000	9,945
			23,666
TOTAL FINANCIALS			3,825,150

HEALTH CARE - 3.0%
Biotechnology - 0.7%
Amgen, Inc. 3% 2/22/29		260,000	238,206
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		15,000	8,959
			247,165
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		17,000	14,849
Embecta Corp. 5% 2/15/30 (b)		15,000	12,405
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		15,000	14,871
			42,125
Health Care Providers & Services - 1.2%
Akumin, Inc. 8% 8/1/28 (b)		10,000	7,850
AMN Healthcare 4% 4/15/29 (b)		10,000	8,861
Cano Health, Inc. 6.25% 10/1/28 (b)(f)		8,000	10
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		40,000	31,583
5.25% 5/15/30(b)		17,000	14,112
6.875% 4/15/29(b)		14,000	10,955
10.875% 1/15/32(b)(c)		1,000	1,033
Cigna Group 3.4% 3/15/51		150,000	101,931
DaVita, Inc. 3.75% 2/15/31 (b)		18,000	15,106
Encompass Health Corp. 4.625% 4/1/31		10,000	9,039
Humana, Inc. 3.7% 3/23/29		130,000	121,214
LifePoint Health, Inc.:
5.375% 1/15/29(b)		18,000	15,194
10% 6/1/32(b)		5,000	5,018
Modivcare, Inc. 5.875% 11/15/25 (b)		13,000	12,927
Owens & Minor, Inc. 6.625% 4/1/30 (b)		6,000	5,705
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		12,000	10,338
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		5,378	4,954
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		5,000	5,038
Tenet Healthcare Corp. 6.125% 10/1/28		54,000	53,492
			434,360
Health Care Technology - 0.1%
IQVIA, Inc.:
5% 10/15/26(b)		2,000	1,955
5% 5/15/27(b)		7,000	6,800
			8,755
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,714

Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,688
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,058
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31(b)		15,000	13,256
6.75% 5/15/34(b)		5,000	4,982
Zoetis, Inc. 2% 5/15/30		140,000	116,912
			318,896
TOTAL HEALTH CARE			1,054,015

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6% 2/15/28(b)		32,000	31,478
7% 6/1/32(b)(c)		5,000	5,018
7.25% 7/1/31(b)		5,000	5,104
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		3,000	3,278
TransDigm, Inc.:
5.5% 11/15/27		5,000	4,863
6.375% 3/1/29(b)		5,000	4,989
			54,730
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/30 (b)		20,000	19,554

Building Products - 0.4%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		5,000	4,990
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	4,902
Carrier Global Corp.:
2.493% 2/15/27		130,000	121,028
5.9% 3/15/34		3,000	3,116
6.2% 3/15/54		4,000	4,290
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	6,507
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		4,000	3,815
			148,648
Commercial Services & Supplies - 0.4%
APX Group, Inc.:
5.75% 7/15/29(b)		14,000	13,290
6.75% 2/15/27(b)		1,000	996
Artera Services LLC 8.5% 2/15/31 (b)		38,000	38,828
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		12,000	12,883
Covanta Holding Corp. 4.875% 12/1/29 (b)		33,000	30,075
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,000	2,865
Stericycle, Inc. 3.875% 1/15/29 (b)		28,000	25,423
			124,360
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		32,000	31,156
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		4,000	3,750
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	10,100
			45,006
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	7,070
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,774
Sensata Technologies BV:
4% 4/15/29(b)		8,000	7,267
5% 10/1/25(b)		10,000	10,073
			28,184
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,562
5.75% 7/15/27(b)		18,000	17,279
Uber Technologies, Inc. 4.5% 8/15/29 (b)		65,000	61,277
			83,118
Industrial Conglomerates - 0.8%
Honeywell International, Inc. 1.75% 9/1/31		140,000	112,977
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25% 10/1/25 (b)		1,000	980
Trane Technologies Financing Ltd.:
3.8% 3/21/29		130,000	123,138
5.25% 3/3/33		50,000	50,099
			287,194
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		5,000	5,399
Otis Worldwide Corp. 2.565% 2/15/30		140,000	121,909
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,922
			134,230
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		7,000	6,238

Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		3,000	2,766
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		3,000	2,253
			5,019
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,004
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	995
United Rentals North America, Inc. 6.125% 3/15/34 (b)		5,000	4,905
			10,904
TOTAL INDUSTRIALS			947,185

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
HTA Group Ltd.:
7% 12/18/25(b)		12,000	11,987
7.5% 6/4/29(b)(c)		25,000	24,834
IHS Netherlands Holdco BV 8% 9/18/27 (b)		10,000	9,697
			46,518
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	115,071
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,033
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	7,247
			127,351
IT Services - 0.1%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		3,000	2,783
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		24,000	21,442
Virtusa Corp. 7.125% 12/15/28 (b)		14,000	12,733
			36,958
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc.:
3.625% 5/1/29(b)		28,000	24,878
5.95% 6/15/30(b)		24,000	23,624
Micron Technology, Inc. 2.703% 4/15/32		140,000	115,488
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	116,312
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,000	1,826
			282,128
Software - 0.3%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		6,000	5,690
8.25% 6/30/32(b)		5,000	5,050
9% 9/30/29(b)		15,000	14,515
Elastic NV 4.125% 7/15/29 (b)		15,000	13,412
Gen Digital, Inc.:
5% 4/15/25(b)		4,000	3,965
7.125% 9/30/30(b)		12,000	12,184
NCR Voyix Corp. 5.125% 4/15/29 (b)		6,000	5,571
Open Text Corp.:
3.875% 2/15/28(b)		10,000	9,191
3.875% 12/1/29(b)		16,000	14,088
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,445
4.125% 12/1/31(b)		6,000	5,163
Rackspace Finance LLC 3.5% 5/15/28 (b)		3,340	1,319
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,032
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		2,000	1,827
			101,452
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		6,000	5,266
4.75% 1/1/25		10,000	9,914
5.75% 12/1/34		4,000	3,783
8.25% 12/15/29(b)		5,000	5,349
Western Digital Corp.:
2.85% 2/1/29		2,000	1,724
3.1% 2/1/32		2,000	1,622
			27,658
TOTAL INFORMATION TECHNOLOGY			622,065

MATERIALS - 1.4%
Chemicals - 0.7%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		6,000	5,350
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,224
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	124,217
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		5,512	4,561
Methanex Corp.:
5.125% 10/15/27		12,000	11,588
5.65% 12/1/44		35,000	30,504
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,000	3,509
5.25% 6/1/27(b)		10,000	9,579
8.5% 11/15/28(b)		5,000	5,303
9% 2/15/30(b)		5,000	5,289
Olin Corp. 5% 2/1/30		5,000	4,698
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		18,000	16,685
9.75% 11/15/28(b)		4,000	4,253
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		2,000	1,884
The Chemours Co. LLC 4.625% 11/15/29 (b)		29,000	24,731
			257,375
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		7,000	6,999
VM Consolidated, Inc. 5.5% 4/15/29 (b)		3,000	2,863
			9,862
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		15,000	12,384
6% 6/15/27(b)		2,000	1,956
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		1,000	850
5.25% 4/30/25(b)		9,000	8,860
Ball Corp. 6% 6/15/29		5,000	5,003
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,604
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,840
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,816
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		5,000	5,010
OI European Group BV 4.75% 2/15/30 (b)		6,000	5,499
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		5,000	4,998
			93,820
Metals & Mining - 0.4%
ATI, Inc.:
4.875% 10/1/29		14,000	13,083
7.25% 8/15/30		5,000	5,119
Eldorado Gold Corp. 6.25% 9/1/29 (b)		14,000	13,283
ERO Copper Corp. 6.5% 2/15/30 (b)		24,000	23,097
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		17,000	16,643
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)		24,000	23,464
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		5,000	4,931
IAMGOLD Corp. 5.75% 10/15/28 (b)		8,000	7,502
Mineral Resources Ltd. 8.5% 5/1/30 (b)		28,000	28,991
			136,113
Paper & Forest Products - 0.0%
LABL, Inc.:
6.75% 7/15/26(b)		1,000	988
10.5% 7/15/27(b)		2,000	1,947
Mercer International, Inc. 5.125% 2/1/29		8,000	7,005
			9,940
TOTAL MATERIALS			507,110

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	171,488
Boston Properties, Inc.:
2.45% 10/1/33		220,000	162,638
6.75% 12/1/27		19,000	19,534
Brixmor Operating Partnership LP 5.75% 2/15/35		90,000	89,173
Corporate Office Properties LP 2% 1/15/29		150,000	126,879
Hudson Pacific Properties LP 5.95% 2/15/28		122,000	104,711
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,280
5% 10/15/27		31,000	25,408
5.25% 8/1/26		2,000	1,816
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	3,205
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		5,000	5,033
Prologis LP 2.875% 11/15/29		200,000	178,788
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		34,000	23,007
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28(b)		13,000	13,002
10.5% 2/15/28(b)		2,000	2,000
VICI Properties LP 6.125% 4/1/54		3,000	2,874
WP Carey, Inc. 2.45% 2/1/32		220,000	176,651
			1,113,487
Real Estate Management & Development - 0.7%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		2,400	2,084
CBRE Group, Inc. 2.5% 4/1/31		140,000	115,388
Howard Hughes Corp. 4.375% 2/1/31 (b)		18,000	15,354
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		11,000	7,549
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		1,000	653
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		17,000	16,129
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	85,415
			242,572
TOTAL REAL ESTATE			1,356,059

UTILITIES - 5.5%
Electric Utilities - 2.4%
DPL, Inc.:
4.125% 7/1/25		1,000	978
4.35% 4/15/29		10,000	9,241
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	162,394
EnBW International Finance BV 3.85% 5/23/30 (Reg. S)	EUR	100,000	109,144
NextEra Energy Partners LP 4.5% 9/15/27 (b)		2,000	1,882
Northern States Power Co. 2.25% 4/1/31		210,000	175,252
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	120,686
PG&E Corp.:
5% 7/1/28		14,000	13,421
5.25% 7/1/30		7,000	6,668
SSE PLC 4% 9/5/31 (Reg. S)	EUR	100,000	109,732
Wisconsin Electric Power Co. 4.75% 9/30/32		160,000	155,820
			865,218
Independent Power and Renewable Electricity Producers - 0.9%
Sunnova Energy Corp. 5.875% 9/1/26 (b)		22,000	15,613
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,268
The AES Corp.:
1.375% 1/15/26		140,000	130,732
2.45% 1/15/31		228,000	187,220
			340,833
Multi-Utilities - 2.2%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	173,108
Dominion Energy, Inc. 2.25% 8/15/31		220,000	177,943
NiSource, Inc.:
1.7% 2/15/31		230,000	182,540
5.35% 4/1/34		70,000	68,454
Puget Energy, Inc. 4.224% 3/15/32		190,000	168,915
			770,960
TOTAL UTILITIES			1,977,011

TOTAL NONCONVERTIBLE BONDS			13,172,564
TOTAL CORPORATE BONDS (Cost $13,968,142)			13,232,867

U.S. Treasury Obligations - 33.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	60,000	42,891
2.25% 2/15/52	2,500,000	1,565,511
2.875% 5/15/52	250,000	180,400
3.25% 5/15/42	200,000	164,508
3.375% 8/15/42	700,000	584,801
4% 11/15/42	100,000	91,152
4.125% 8/15/53	100,000	91,719
4.25% 2/15/54	645,000	604,990
4.625% 5/15/54	400,000	399,500
U.S. Treasury Notes:
3.375% 5/15/33	1,445,000	1,326,239
3.75% 12/31/30	940,000	899,830
3.875% 8/15/33	500,000	476,484
4% 6/30/28	1,250,000	1,223,926
4% 1/31/29	1,050,000	1,026,990
4% 1/31/31	182,000	176,739
4% 2/15/34	258,000	248,043
4.125% 10/31/27	500,000	492,051
4.125% 3/31/31	200,000	195,625
4.375% 11/30/30	913,000	906,046
4.625% 9/30/30	500,000	502,949
4.625% 4/30/31	400,000	402,938
4.875% 10/31/30	200,000	203,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,840,713)		11,807,301

U.S. Government Agency - Mortgage Securities - 32.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.7%
2% 10/1/35 to 11/1/40	222,547	192,665
2.5% 7/1/51 to 1/1/52	229,105	186,190
3% 10/1/51 to 5/1/52	309,948	262,119
4% 1/1/51 to 4/1/52	67,795	62,275
5% 11/1/52 to 12/1/52	91,172	88,279
5.5% 4/1/54	96,576	95,055
6% 4/1/54	88,119	88,371
TOTAL FANNIE MAE		974,954
Freddie Mac - 2.3%
1.5% 4/1/51	116,917	86,192
2% 7/1/35	82,680	72,939
2.5% 7/1/36 to 8/1/52	297,239	247,028
3% 5/1/35	122,634	113,631
4% 5/1/50 to 10/1/52	67,014	61,595
4.5% 11/1/52 to 9/1/53	213,715	200,153
5% 12/1/52	45,048	43,761
TOTAL FREDDIE MAC		825,299
Ginnie Mae - 6.9%
2% 10/20/50 to 2/20/51	215,636	172,823
2% 6/1/54 (c)	100,000	80,068
2% 6/1/54 (c)	50,000	40,034
2% 6/1/54 (c)	150,000	120,102
2% 6/1/54 (c)	75,000	60,051
2% 6/1/54 (c)	150,000	120,102
2% 6/1/54 (c)	25,000	20,017
2% 7/1/54 (c)	150,000	120,213
2.5% 6/1/54 (c)	200,000	166,586
2.5% 6/1/54 (c)	150,000	124,939
2.5% 7/1/54 (c)	200,000	166,711
3% 6/1/54 (c)	100,000	86,375
3% 6/1/54 (c)	100,000	86,375
3% 6/1/54 (c)	50,000	43,188
3.5% 6/1/54 (c)	75,000	66,900
3.5% 6/1/54 (c)	50,000	44,600
3.5% 6/1/54 (c)	25,000	22,300
3.5% 6/1/54 (c)	25,000	22,300
3.5% 7/1/54 (c)	100,000	89,247
3.5% 7/1/54 (c)	75,000	66,935
4% 10/20/52	98,262	90,224
4.5% 4/20/53	97,886	92,497
5% 6/1/54 (c)	25,000	24,249
5% 6/1/54 (c)	25,000	24,249
5.5% 6/1/54 (c)	50,000	49,586
5.5% 7/1/54 (c)	50,000	49,534
6.5% 6/1/54 (c)	200,000	202,943
6.5% 7/1/54 (c)	200,000	202,638
TOTAL GINNIE MAE		2,455,786
Uniform Mortgage Backed Securities - 20.1%
2% 6/1/54 (c)	700,000	539,601
2% 6/1/54 (c)	100,000	77,086
2% 6/1/54 (c)	100,000	77,086
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	100,000	77,086
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	150,000	115,629
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	100,000	77,086
2% 7/1/54 (c)	100,000	77,168
2% 7/1/54 (c)	800,000	617,343
2% 7/1/54 (c)	200,000	154,336
2% 7/1/54 (c)	200,000	154,336
2.5% 6/1/54 (c)	150,000	121,037
2.5% 6/1/54 (c)	425,000	342,939
2.5% 6/1/54 (c)	100,000	80,691
2.5% 6/1/54 (c)	150,000	121,037
2.5% 6/1/54 (c)	100,000	80,691
2.5% 6/1/54 (c)	150,000	121,037
2.5% 7/1/54 (c)	150,000	121,143
2.5% 7/1/54 (c)	500,000	403,809
2.5% 7/1/54 (c)	150,000	121,143
3% 6/1/54 (c)	300,000	252,164
3% 6/1/54 (c)	25,000	21,014
3% 6/1/54 (c)	100,000	84,055
3% 6/1/54 (c)	50,000	42,027
3% 7/1/54 (c)	100,000	84,105
3% 7/1/54 (c)	50,000	42,053
3% 7/1/54 (c)	250,000	210,264
3.5% 6/1/54 (c)	425,000	372,423
3.5% 6/1/54 (c)	425,000	372,423
3.5% 7/1/54 (c)	100,000	87,559
3.5% 7/1/54 (c)	325,000	284,566
4% 6/1/54 (c)	100,000	90,699
4% 6/1/54 (c)	100,000	90,699
4% 6/1/54 (c)	50,000	45,350
4% 7/1/54 (c)	150,000	136,096
4.5% 6/1/54 (c)	50,000	46,807
5.5% 6/1/54 (c)	150,000	147,545
5.5% 6/1/54 (c)	150,000	147,545
6.5% 6/1/54 (c)	500,000	508,223
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,124,046
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,481,532)		11,380,085

Asset-Backed Securities - 7.9%
	Principal Amount (a)	Value ($)
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(d)(e)	250,000	251,250
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(d)(e)	250,000	250,549
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(d)(e)	250,000	250,528
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(d)(e)	200,000	200,431
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(d)(e)	320,000	320,718
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(d)(e)	250,000	250,632
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	98,000	91,550
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8406% 4/15/37 (b)(d)(e)	250,000	252,274
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(d)(e)	570,000	571,410
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	109,000	107,042
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(d)(e)	250,000	253,000
TOTAL ASSET-BACKED SECURITIES (Cost $2,772,231)		2,799,384

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0815% 8/15/36 (b)(d)(e)	250,000	240,078
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	102,065
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,044)		342,143

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
German Federal Republic 2.5% 7/4/44	EUR	31,000	31,948
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32	GBP	27,000	34,575
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,416)			66,523

Common Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	25	2,082
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc. Class A	14	355
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	42	3,007
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	66	3,766
TOTAL COMMON STOCKS (Cost $8,220)		9,210

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(i)	2,000	1,940
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(i)	9,974	8,565
Hotels, Restaurants & Leisure - 0.0%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (d)(e)(i)	6,001	6,029
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (d)(e)(i)	8,964	7,888
		13,917
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/30/31 (e)(i)(j)	10,000	9,913
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (e)(i)(j)	5,000	4,763
		14,676
TOTAL CONSUMER DISCRETIONARY		39,098
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(e)(f)(i)	5,970	1,484
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(k)	949	945
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(k)	619	616
		3,045
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (d)(e)(i)	3,980	4,001
Professional Services - 0.1%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (d)(e)(i)	4,987	4,401
TOTAL INDUSTRIALS		8,402
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (d)(e)(i)	3,000	2,942
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (d)(e)(i)	776	779
		3,721
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (d)(e)(i)	997	901
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (d)(e)(i)	5,931	5,605
TOTAL BANK LOAN OBLIGATIONS (Cost $63,488)		60,772

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (d)(l)	EUR	100,000	101,859
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (d)(e)(l)		14,000	13,935
FINANCIALS - 0.1%
Banks - 0.0%
Citigroup, Inc. 7.125% (d)(l)		5,000	4,986
M&T Bank Corp.:
3.5% (d)(l)		2,000	1,646
5.125% (d)(l)		1,000	939
			7,571
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 7.5% (d)(l)		5,000	5,137
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (d)(l)		17,000	14,966
TOTAL FINANCIALS			27,674
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (d)		10,000	9,933
Aircastle Ltd. 5.25% (b)(d)(l)		2,000	1,900
			11,833
TOTAL PREFERRED SECURITIES (Cost $152,105)			155,301

Money Market Funds - 12.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $4,436,848)	4,435,961	4,436,848

TOTAL INVESTMENT IN SECURITIES - 124.7% (Cost $46,133,739)	44,290,434
NET OTHER ASSETS (LIABILITIES) - (24.7)%	(8,761,407)
NET ASSETS - 100.0%	35,529,027

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(150,000)	(120,102)
2.5% 6/1/54	(200,000)	(166,586)
3.5% 6/1/54	(100,000)	(89,200)
3.5% 6/1/54	(75,000)	(66,900)
5.5% 6/1/54	(50,000)	(49,586)
6.5% 6/1/54	(200,000)	(202,943)

TOTAL GINNIE MAE		(695,317)

Uniform Mortgage Backed Securities
2% 6/1/54	(200,000)	(154,172)
2% 6/1/54	(100,000)	(77,086)
2% 6/1/54	(100,000)	(77,086)
2% 6/1/54	(800,000)	(616,687)
2% 6/1/54	(200,000)	(154,172)
2% 6/1/54	(200,000)	(154,172)
2% 6/1/54	(50,000)	(38,543)
2.5% 6/1/54	(150,000)	(121,037)
2.5% 6/1/54	(150,000)	(121,037)
2.5% 6/1/54	(500,000)	(403,457)
2.5% 6/1/54	(150,000)	(121,037)
3% 6/1/54	(100,000)	(84,055)
3% 6/1/54	(50,000)	(42,027)
3% 6/1/54	(250,000)	(210,137)
3.5% 6/1/54	(100,000)	(87,629)
3.5% 6/1/54	(425,000)	(372,423)
3.5% 6/1/54	(325,000)	(284,794)
4% 6/1/54	(150,000)	(136,049)
5.5% 6/1/54	(150,000)	(147,545)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,403,145)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,110,884)		(4,098,462)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2024	203,703	(189)	(189)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Sep 2024	105,797	(322)	(322)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	3	Sep 2024	336,094	(2,232)	(2,232)

TOTAL PURCHASED					(2,743)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	2	Sep 2024	250,408	(46)	(46)
Eurex Euro-Bund Contracts (Germany)	1	Sep 2024	141,035	(56)	(56)

TOTAL SOLD					(102)

TOTAL FUTURES CONTRACTS					(2,845)
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	3,000	USD	3,269	Bank of America, N.A.	8/22/24	(2)
EUR	2,000	USD	2,180	Citibank, N. A.	8/22/24	(2)
USD	1,107,287	EUR	1,024,000	Goldman Sachs Bank USA	8/22/24	(7,900)
USD	162,800	GBP	130,000	Bank of America, N.A.	8/22/24	(2,922)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(10,826)
Unrealized Appreciation						0
Unrealized Depreciation						(10,826)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,112,102 or 17.2% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,054.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,268,690	9,845,495	8,677,313	191,599	(24)	-	4,436,848	0.0%
Total	3,268,690	9,845,495	8,677,313	191,599	(24)	-	4,436,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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